INVESTMENT TAX CREDITS (Details) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
INVESTMENT TAX CREDITS
Refundable investment tax credits recorded as a reduction of research and development expenses	$ 253,000	$ 91,000	$ 482,000	$ 1,400,000